Loans (Schedule of Debtor Troubled Debt Restructuring, Subsequent Periods) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Modifications [Line Items]
Nonaccrual Troubled Debt Restructurings, Total	$ 2,571	$ 3,286
Commercial Segment [Member]
Financing Receivable, Modifications [Line Items]
Nonaccrual Troubled Debt Restructurings, Total	442	528
Single-family residential [Member]
Financing Receivable, Modifications [Line Items]
Nonaccrual Troubled Debt Restructurings, Total	190
Multi-family residential [Member]
Financing Receivable, Modifications [Line Items]
Nonaccrual Troubled Debt Restructurings, Total	1,701	2,082
Non-owner occupied [Member]
Financing Receivable, Modifications [Line Items]
Nonaccrual Troubled Debt Restructurings, Total		388
Owner occupied [Member]
Financing Receivable, Modifications [Line Items]
Nonaccrual Troubled Debt Restructurings, Total	$ 238	$ 288